INCOME TAXES - Rollforward of valuation allowances of deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Balance as of beginning of year	$ (66,316)
Additions of valuation allowance	23,668
Utilization of deferred tax assets	(22,989)
Decrease relating to disposal of entities	(636)
Foreign currency translation adjustments	(527)
Balance as of end of year	$ (65,832)